INVESTMENTS IN ASSOCIATES, JOINT VENTURES AND OTHER INVESTMENTS (Details) - Tameh Holding (Tameh) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) facilty
Disclosure of detailed information about business combination [line items]
Number of energy production facilities | facilty	3
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation | $	$ 81